Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 41,981,306		¥ 74,886,095
Allowance for credit losses	(38,308,560)		(38,352,201)	¥ (37,610,720)
Accounts receivable, net	¥ 3,672,746	$ 512,695	¥ 36,533,894